Discontinued operation - Summary of Cash Flow Statement of Discontinued Operation (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities
Profit before taxes		R$ 3,661,948	R$ 2,871,897	[1]	R$ 1,514,851	[1]
Adjustments for:
Depreciation and amortization		2,287,875	2,051,824	[1]	1,928,423	[1]
Interest in earnings of associates and joint ventures		(1,132,637)	(991,348)	[1]	(995,884)	[1]
Indexation charges, interest and exchange, net		2,125,655	1,807,037	[1]	2,845,400	[1]
Provisions for employee benefits		229,812	184,228	[1]	164,105	[1]
Adjustments to reconcile profit (loss)		6,726,332	5,239,083	[1]	4,873,132	[1]
Other			(684,555)		(583,763)
Changes in:
Trade receivables		(145,933)	(146,910)	[1]	(252,417)	[1]
Inventories		(90,880)	(11,959)	[1]	(40,664)	[1]
Current tax, net			(635,878)		(225,969)
Related parties, net		22,827	(57,368)	[1]	(1,708)	[1]
Trade payables		383,459	371,054	[1]	175,984	[1]
Employee benefits		(198,312)	(158,451)	[1]	(119,718)	[1]
Discontinued operation		(17,615)	(22,585)	[1]	(23,790)	[1]
Other assets and liabilities, net			807,148		(187,871)
Changes in assets and liabilities		(429,595)	138,846	[1]	(785,031)	[1]
Net cash generated by operating activities		6,296,737	5,377,929	[1]	4,088,101	[1]
Sales (purchases) Marketable securities		1,230,431	(149,251)	[1]	(2,329,043)	[1]
Acquisition of property, plant and equipment, intangible assets, right-of-use assets and contract assets		(2,762,937)	(2,628,153)	[1]	(2,457,066)	[1]
Net cash from sale of discontinued operations			858		(3,270)
Other			1,277,778		1,212,017
Net cash used in investing activities		(130,592)	(1,498,769)	[1]	(3,577,362)	[1]
Loans, borrowings and debentures raised		9,352,123	3,685,290	[1]	6,105,332	[1]
Repayment of principal on loans, borrowings and debentures			(5,301,421)		(3,701,961)
Payment of interest on loans, borrowings and debentures		(1,384,184)	(1,454,712)	[1]	(1,591,549)	[1]
Derivative financial instruments, net			286,847		(272,596)
Discontinued operation		1,543	24,003	[1]	32,161	[1]
Other			(2,346,416)		(1,137,135)
Cash flow from financing activities		(1,558,376)	(5,106,409)	[1]	(565,748)	[1]
Increase (decrease) in cash and cash equivalents		4,607,769	(1,227,249)	[1]	(55,009)	[1]
Cash and cash equivalents at beginning of year	[1]	3,621,798	4,555,177		4,499,588
Effect of exchange rate fluctuations on cash held		242,707	293,870	[1]	110,598	[1]
Cash and cash equivalents at end of year		8,472,274	3,621,798	[1]	4,555,177	[1]
Discontinued operations [member]
Cash flows from operating activities
Profit before taxes			28,230		40,199
Adjustments for:
Depreciation and amortization			(9,520)		(9,970)
Interest in earnings of associates and joint ventures			6,407		6,368
Indexation charges, interest and exchange, net			(12,673)		(16,372)
Provisions for employee benefits			(631)		(2,193)
Adjustments to reconcile profit (loss)			13,902		18,158
Other			2,089		126
Changes in:
Trade receivables			25,833		(338)
Inventories			(3,175)		(440)
Current tax, net			3,234		112,223
Related parties, net			(2,497)		(493)
Trade payables			(10,795)		1,736
Employee benefits			2,289		1,822
Discontinued operation			(22,585)		(23,790)
Other assets and liabilities, net			(6,206)		(108,878)
Changes in assets and liabilities			(13,902)		(18,158)
Sales (purchases) Marketable securities			(945)		2,189
Acquisition of property, plant and equipment, intangible assets, right-of-use assets and contract assets			(87)		(392)
Net cash from sale of discontinued operations			858		(3,270)
Other					689
Loans, borrowings and debentures raised			(53,949)		(143,380)
Repayment of principal on loans, borrowings and debentures			19,444		137,672
Payment of interest on loans, borrowings and debentures			10,941		10,485
Derivative financial instruments, net			(439)		2,105
Discontinued operation			24,003		32,161
Other					(39,043)
Continuing operations [member]
Cash flows from operating activities
Profit before taxes			2,843,667		1,474,652
Adjustments for:
Depreciation and amortization			2,061,344		1,938,393
Interest in earnings of associates and joint ventures			(997,755)		(1,002,252)
Indexation charges, interest and exchange, net			1,819,710		2,861,772
Provisions for employee benefits			184,859		166,298
Adjustments to reconcile profit (loss)			5,225,181		4,854,974
Other			(686,644)		(583,889)
Changes in:
Trade receivables			(172,743)		(252,079)
Inventories			(8,784)		(40,224)
Current tax, net			(639,112)		(338,192)
Related parties, net			(54,871)		(1,215)
Trade payables			381,849		174,248
Employee benefits			(160,740)		(121,540)
Other assets and liabilities, net			807,148		(187,871)
Changes in assets and liabilities			152,747		(766,873)
Net cash generated by operating activities			5,377,928		4,088,101
Sales (purchases) Marketable securities			(148,306)		(2,331,232)
Acquisition of property, plant and equipment, intangible assets, right-of-use assets and contract assets			(2,628,241)		(2,457,458)
Other			1,277,778		1,211,328
Net cash used in investing activities			0		0
Loans, borrowings and debentures raised			3,739,239		6,248,712
Repayment of principal on loans, borrowings and debentures			(5,320,865)		(3,839,633)
Payment of interest on loans, borrowings and debentures			(1,465,653)		(1,602,034)
Derivative financial instruments, net			287,286		(274,701)
Other			(2,346,416)		(1,098,092)
Cash flow from financing activities			(5,106,409)		(565,748)
Increase (decrease) in cash and cash equivalents			(1,227,250)		(55,009)
Cash and cash equivalents at beginning of year		R$ 3,621,797	4,555,177		4,499,588
Effect of exchange rate fluctuations on cash held			293,870		110,598
Cash and cash equivalents at end of year			R$ 3,621,797		R$ 4,555,177

[1]	For details on this restated, see note 24.